Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2022
Consolidated Statements of Operations and Comprehensive Income (Loss)
NET REVENUE	$ 25,097,951	$ 46,471,478		$ 64,855,025
COST OF REVENUE	20,983,196	44,719,984		58,627,728
GROSS PROFIT	4,114,755	1,751,494		6,227,297
SELLING, GENERAL AND ADMINISTRATIVE, RESEARCH AND DEVELOPMENT EXPENSES	4,678,526	4,361,593		4,125,294
INCOME (LOSS) FROM OPERATIONS	(563,771)	(2,610,099)		2,102,003
Other income (expenses)
Interest income (expense), net	(639,511)	99,190		24,860
Investment loss	(819,432)	(5,523,365)		(812,804)
Loss on disposal of long term investment	(101,354)
Share of results of associates	(204,648)
Grant income	206,415	192,375		413,717
Other expenses	(14,841)	(61,005)		(167,217)
Total other expense	(1,573,371)	(5,292,805)		(541,444)
INCOME (LOSS) BEFORE INCOME TAX PROVISION	(2,137,142)	(7,902,904)		1,560,559
INCOME TAX EXPENSE/(BENEFIT)	(619,981)	219,166		194,302
NET INCOME (LOSS)	(1,517,161)	(8,122,070)		1,366,257
Less: net income (loss) attributable to non-controlling interest	(74,331)	(341,450)		289,564
NET INCOME (LOSS) ATTRIBUTABLE TO BGM Group Ltd	(1,442,830)	(7,780,620)		1,076,693
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	1,259,109	(730,903)		(3,091,179)
COMPREHENSIVE INCOME (LOSS)	(258,052)	(8,852,973)		(1,724,922)
Less: comprehensive income (loss) attributable to non - controlling interests	(210,181)	(381,357)		101,542
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO BGM Group Ltd	$ (47,871)	$ (8,471,616)		$ (1,826,464)
Earnings (loss) per common share - basic	$ (0.2)	$ (1.08)	[1]	$ 0.15	[1]
Earnings (loss) per common share - diluted	$ (0.20)	$ (1.08)	[1]	$ 0.15	[1]
Weighted average shares - basic	7,226,480	7,226,480	[1]	7,226,480	[1]
Weighted average shares - diluted	7,226,480	7,226,480	[1]	7,226,480	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.